The AAL Mutual Funds

Supplement Dated September 9, 1997, to the Prospectuses dated July 1, 1998, for The AAL Mutual Funds (The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Equity Income, Bond, Municipal Bond, High Yield Bond and Money Market Funds all classes) and the Prospectus dated September 1, 1998, for The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006.

On August 26, 1998, The Board of Trustees of The AAL Mutual Funds recommended the following changes, and scheduled a shareholders' meeting on October 30, 1998, for shareholders of record on August 31, 1998:

Election of Trustees; Selection of Accountants

The Board of Trustees is asking the Shareholders of all of the Funds to vote on the election of seven nominees for the Board of Trustees. Six of the nominees are currently serving as Trustees. The seventh, Mr. Edward W. Smeds, has been nominated to fill the vacancy that will be created with the retirement of Mr. D.
W. Russler on December 31, 1998. Mr. Russler will not stand for election.

Shareholders of all of the Funds also are being asked to ratify the selection of PriceWaterhouseCoopers LLP as independent public accountants for the fiscal year ending April 30, 1999. All shareholders of The AAL Mutual Funds will vote together on the election of Trustees and the selection of accountants.

New Sub-Advisory Agreement for The AAL International Fund

The Board of Trustees is recommending that Societe Generale Asset Management Corporation ("SoGen") be replaced as The AAL International Fund's Sub-Adviser by Oechsle International Advisers ("Oechsle"). Therefore, it is necessary for the Shareholders of The AAL International Fund to vote on the approval of a new Sub-Advisory Agreement with Oechsle.

Amend Investment Objectives of The AAL Small Cap Stock and Mid Cap Stock Funds

The Board of Trustees is recommending a change to the fundamental investment objectives of The AAL Small Cap Stock Fund and The AAL Mid Cap Stock Fund. The proposed changes would eliminate from the fundamental investment objective of each of these Funds the market capitalization thresholds used to define small companies and mid-sized companies, respectively. These thresholds would instead be introduced as nonfundamental investment policies, meaning they could be changed in the future by the Board of Trustees without shareholder approval. Only shareholders of these two Funds will vote, and they will vote separately on this matter.

On August 26, 1998, the Board of Trustees lowered the maximum advisory fees as follows: (Effective September 1, 1998)

The AAL Small Cap Stock Fund

                              Prior Fees:                0.75% on the first $200 million
                                                         0.65% on average daily net assets over $200 million

                              New Fees:                  0.70% on the first $200 million
                                                         0.65% on average daily net assets over $200 million

The AAL Mid Cap Stock Fund

                              Prior Fees:                0.75% on the first $200 million
                                                         0.65% on average daily net assets over $200 million

                              New Fees:                  0.70% on the first $200 million
                                                         0.65% on average daily net assets over $200 million

The AAL Capital Growth Fund

                              Prior Fees:                0.70% on the first $250 million
                                                         0.65% on the next $250 million
                                                         0.575% on the next $500 million
                                                         0.50% on average daily net assets over $1 billion

                              New Fees:                  0.65% on the first $500 million
                                                         0.575% on the next $500 million
                                                         0.50% on average daily net assets over $1 billion

The AAL Equity Income Fund

                              Prior Fees:                0.50% on the first $250 million
                                                         0.45% on average daily net assets over $250 million

                              New Fees:                  0.45% on average daily net assets

The AAL Balanced Fund

                              Prior Fees:                0.60% on average daily net assets

                              New Fees:                  0.55% on average daily net assets

The AAL High Yield Bond Fund

                              Prior Fees:                0.60% on average daily net assets

                              New Fees:                  0.55% on average daily net assets

The AAL Municipal Bond Fund

                              Prior Fees:                0.50% on the first $250 million
                                                         0.45% on average daily net assets over $250 million

                              New Fees:                  0.45% on average daily net assets

The AAL Bond Fund

                              Prior Fees:                0.50% on the first $250 million
                                                         0.45% on average daily net assets over $250 million

                              New Fees:                  0.45% on average daily net assets


Effective September 1, 1998, Citibank, N.A., 111 Wall Street, New York, New York 10043 is the custodian for all of The AAL Mutual Funds except The AAL International Fund.